CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
OPERATING ACTIVITIES
Net income	$ 143,273	$ 115,907	$ 102,236
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	5,589	5,474	5,225
Amortization of intangible assets	69,399	60,501	60,177
Stock-based compensation expense (Note 17)	19,962	16,480	13,667
Other non-cash operating activities	23	114	53
Deferred tax expense (recovery)	(5,042)	(5,978)	3,244
Changes in operating assets and liabilities (Note 21)	(13,932)	15,182	7,793
Cash provided by operating activities	219,272	207,680	192,395
INVESTING ACTIVITIES
Additions to property and equipment	(6,743)	(5,563)	(6,071)
Acquisition of subsidiaries, net of cash acquired (Note 3)	(290,204)	(142,700)	(115,561)
Cash used in investing activities	(296,947)	(148,263)	(121,632)
FINANCING ACTIVITIES
Payment of debt issuance costs	(53)	(43)	(1,118)
Issuance of common shares for cash, net of issuance costs (Note 15)	12,391	9,272	1,730
Payment of withholding taxes on net share settlements	(6,745)	(4,886)
Payment of contingent consideration	(9,223)	(19,084)	(5,215)
Cash used in financing activities	(3,630)	(14,741)	(4,603)
Effect of foreign exchange rate changes on cash	(3,509)	(109)	(3,212)
Increase (decrease) in cash	(84,814)	44,567	62,948
Cash, beginning of year	320,952	276,385	213,437
Cash, end of year	236,138	320,952	276,385
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 53,411	$ 44,939	$ 23,791